Trade and other payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Trade payables	$ 103	$ 111
Other tax and social security payables	57	61
Other payables	114	116
Contingent purchase consideration (note 24)	38	0
Accruals	364	362
Trade and other current payables	676	650
Non-current
Other payables	9	5
Contingent purchase consideration (note 24)	60	73
Trade and other non current payables	$ 69	$ 78